As filed with the Securities and Exchange Commission on February 27, 2004

                      Registration No. 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                       POST-EFFECTIVE AMENDMENT NO. 12 (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 27 (X)

                        (Check appropriate box or boxes.)

                       VARIABLE ANNUITY -1 SERIES ACCOUNT
                           (Exact Name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                   (Address of Depositor's Principal Executive
                    Offices) (Zip Code) Depositor's Telephone
                          Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                Jorden Burt, LLP
                1025 Thomas Jefferson Street, N.W. Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate space):

     Immediately upon filing pursuant to paragraph (b) of Rule 485 On ___________, pursuant to paragraph (b) of Rule 485
 X 60 days after filing pursuant to paragraph (a)(1) of Rule 485 On ___________, pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

                           SCHWABsignature(TM) ANNUITY
                       A flexible premium variable annuity

                                    Issued by
                   Great-West Life & Annuity Insurance Company
Overview
This Prospectus describes the Schwabsignature Annuity (the "Contract")--a flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company (we, us, Great-West or GWL&A) presently issues the Contract either on a group basis or as individual contracts. Participants in the group contract will be issued a certificate showing an interest under the group contract. Both will be referred to as "Contract" throughout this Prospectus. The group Contract is offered to: (a) existing customers of Charles Schwab & Co., Inc. ("Schwab"); and (b) individuals that have entered into a contract to receive advisory services from independent investment advisors that have an existing contractual relationship with Schwab.

How to Invest
We refer to amounts you invest in the Contract as "Contributions." The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals. The minimum subsequent Contribution is:
o $500 per Contribution; or
o $100 per Contribution if made via Automatic Bank Draft Plan.

Allocating Your Money

When you contribute money to the Schwabsignature Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:
o Alger American Balanced Portfolio - Class O Shares
o Alger American Growth Portfolio - Class O Shares
o Alger American MidCap Growth Portfolio - Class O Shares
o AllianceBernstein VP Growth & Income Portfolio - Class A Shares
o AllianceBernstein VP Growth Portfolio - Class A Shares
o AllianceBernstein VP Real Estate Investment Portfolio - Class A Shares
o AllianceBernstein VP Utility Income Portfolio - Class A Shares
o AmericanCentury VP Balanced Fund - Original Class Shares
o American Century VP Income & Growth Fund - Original Class Shares
o American Century VP International Fund - Original Class Shares
o American Century VP Value Fund - Original Class Shares
o Baron Capital Asset Fund: Insurance Shares
o Delaware VIP Small Cap Value Series - Standard Class
o Dreyfus GVIT Mid Cap Index Fund-Class II Shares
o Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares
o Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
o Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares
o Federated Fund for U.S. Government Securities II
o Federated International Equity Fund II
o INVESCO VIF-High Yield Fund
o INVESCO VIF-Technology Fund
o JPMorgan Small Company Portfolio
o Janus Aspen Series Balanced Portfolio - Institutional Shares
o Janus Aspen Series Flexible Income Portfolio - Institutional Shares
o Janus Aspen Series Growth and Income Portfolio -Institutional Shares
o Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
o Laudus Rosenberg VIT Value Long/Short Equity Fund - Class Shares 1 and 2
o Oppenheimer Global Securities Fund/VA
o PBHG Large Cap Growth Portfolio
o PIMCO VIT High Yield Portfolio
o PIMCO VIT Low Duration Portfolio
o SAFECO RST Core Equity Portfolio (formerly SAFECO RST Equity Portfolio)
o SAFECO RST Small-Cap Value Portfolio (formerly, SAFECO RST Small Company Value Portfolio
o Schwab MarketTrack Growth Portfolio II
o Schwab Money Market Portfolio
o Schwab S&P 500 Portfolio
o Scudder Variable Series I Capital Growth Portfolio - Class A Shares
o Scudder Variable Series II Small Cap Growth Portfolio - Class A Shares
o Scudder VIT EAFE(R) Equity Index Fund - Class A Shares
o Scudder VIT Small Cap Index Fund - Class A Shares
o Strong MidCap Growth Fund II o Strong Opportunity Fund II - Investor Class.


Sales and Surrender Charges
There are no sales, redemption, surrender or withdrawal charges under the Schwabsignature Annuity.

Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days or longer if required by your state law (in some states, up to 35 days for replacement policies), during which time you may cancel your Contract as described in more detail on Page 14.

Payout Options
The Schwabsignature Annuity offers three payout options - - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:

     Schwab Insurance Services
     P.O. Box 7666
     San Francisco, California  94120-7666
     888-560-5938
     Via Email: annuities@schwab.com
     Via Internet:
     www.schwab.com
     For clients of investment managers who are Schwab Alliance customers: www.schwaballiance.com
     ----------------------
     For all other clients of investment managers:
     www.schwabannuity.com

This Prospectus presents important information you should review before purchasing the Schwabsignature Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 27, 2003 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. You may obtain a copy without charge by contacting Schwab Insurance Services at the above address or phone number. Or, you can obtain it by visiting the SEC's web site at www.sec.gov. This web site also contains other information about us that has been filed electronically.

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.
                                        2

Table of Contents
--------------------------------------------------------------------------------

Definitions...............................................4
Summary...................................................6
   How to Contact Schwab..................................6
Fee Table.................................................7
Example...................................................8
Condensed Financial Information...........................9
Great-West Life & Annuity Insurance
Company...................................................9
The Series Account........................................9
The Portfolios............................................9
   Meeting Investment Objectives.........................15
   Where to Find More Information About the
   Portfolios............................................15
   Addition, Deletion or Substitution....................15
Application and Initial Contributions....................15
Right of Cancellation Period.............................15
Subsequent Contributions ................................16
Annuity Account Value....................................16
Transfers................................................17
   Possible Restrictions.................................17
   Automatic Customer Transfers..........................18
Cash Withdrawals.........................................20
   Withdrawals to Pay Investment Manager or
   Financial Advisor Fees................................20
   Tax Consequences of Withdrawals.......................20
Telephone and Internet Transactions......................20
Death Benefit............................................21
   Beneficiary...........................................21
   Distribution of Death Benefit.........................22
Charges and Deductions...................................23
   Mortality and Expense Risk Charge.....................23
   Expenses of the Portfolios............................23
   Premium Tax...........................................23
   Other Taxes...........................................24
Payout Options...........................................24
   Periodic Withdrawals..................................24
   Annuity Payouts ......................................24
Seek Tax Advice..........................................26
Federal Tax Matters......................................26
   Taxation of Annuities.................................26
Assignments or Pledges ..................................28
Performance Data.........................................28
   Money Market Yield....................................28
   Average Annual Total Return...........................28
Distribution of the Contracts............................32
Voting Rights ...........................................32
Rights Reserved by Great-West............................32
Legal Proceedings........................................33
Legal Matters............................................33
Experts..................................................33
Appendix A - Condensed Financial
Information..............................................34
Appendix B--Net Investment Factor........................40

Definitions
1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code"), that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the primary Annuitant. Annuity Account--An account established by us in your name that reflects all account activity under your Contract. Annuity Account Value--The sum of the value of each Sub-Account you have selected.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Bank Draft Plan--A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the primary Annuitant dies. The Contingent Annuitant must be designated before the death of the primary Annuitant.

Contingent Beneficiary--The person designated to become the Beneficiary when the primary Beneficiary dies.

Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

--------------------------------------------------------------------------------
                       Schwabsignature Annuity Structure
                              Your Annuity Account
                                        |
                                 Series Account
                        Contains the money you contribute
                         to variable investment options
                               (the Sub-Accounts).
                                        |
                                  Sub-Accounts
                        Shares of the Portfolios are held
                          in Sub-Accounts. There is one
                         Sub-Account for each Portfolio.
                                        |
                                   Portfolios

--------------------------------------------------------------------------------

Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted from Contributions or the Annuity Account Value when incurred by GWL&A or at another time of GWL&A's choosing.


Proportional Withdrawals--A partial withdrawal made by you which reduces your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made.

Proportional Withdrawals , continued--For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under option 2 for Contracts issued after May 1, 2004.


Request--Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at Schwab Insurance Services (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by GWL&A before it was processed.

Schwab Insurance Services--P.O. Box 7666, San Francisco, CA 94120-7666. The toll-free telephone number is 1-888-560-5938. Schwab Insurance Services may also be contacted via email at: annuities@schwab.com.

Series Account--The segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). The Series Account is also referred to as the separate account.

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value --Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution or Request from you will be processed. Contributions and Requests received after 4:00 p.m. EST/EDT will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Transfer--Moving money from and among the Sub-Account(s).

Summary
The Schwabsignature Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.

You may purchase the Schwabsignature Annuity through a 1035 Exchange from another insurance contract. However, in no event, may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.

--------------------------------------------------
How to contact the Schwab Insurance Services:

Schwab Insurance Services
P.O. Box 7666
San Francisco, CA 94120-7666
888-560-5938
Email:  annuities@schwab.com
--------------------------------------------------

Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500; or $100 if made through an Automatic Bank Draft Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "Right of Cancellation period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your Right of Cancellation period depends on your state law and is generally 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail on Page 14 of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on Page 20.


The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two options. For Option 1, the Owner, Annuitant and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For Contracts issued prior to May 1, 2004, Option 2 provides for the payment of the greater of
(1) your Annuity Account Value, minus any Premium Tax or (2) the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals and premium tax, if any. For Contracts issued after May 1, 2004, Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit option 2, this charge will be 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, this charge will remain at 0.70%. In addition, each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.


You may cancel your Contract during the Right of Cancellation period by sending it to Schwab Insurance Services or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail on Page 14 of this Prospectus.

This summary highlights some of the more significant aspects of the Schwabsignature Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of purchase payments):                 None

Maximum Surrender Charge
(as a percentage of purchase payments):                 None

Maximum Transfer Charge:                                $25*

* Applicable to each Transfer after the first twelve Transfers each calendar year. Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See "Transfers."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                      None

Series Account Annual Expenses (as a percentage of average net assets)

Maximum Mortality and Expense Risk Charge:              0.85%*

Distribution Charge:                                    None

Total Series Account Annual Expenses:                   0.85%*

* If you select Death Benefit option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%, but for Contracts issued before May 1, 2003, if you selected Death Benefit option 2, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will continue to be 0.70%.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses                Minimum         Maximum

(Expenses that are deducted from Portfolio assets,
including management fees, distribution (12b-1)
fees, and other expenses)                                 0.35%    --    1.85%1

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

--------
1 The expenses shown do not reflect any fee waiver or expense reimbursement.


The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.00% and 1.50%] respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

Example


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.


The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract, annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

         1 year            3 years          5 years           10 years
         $280              $901             $1,612            $3,854

This Example does not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" in this prospectus.

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Statement of Additional Information.

Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we re-domesticated under the laws of the state of Colorado. Our executive office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.

Great-West is an indirect, wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada. On July 10, 2003, Great-West acquired Canada Life Financial Corporation. Canada Life is a Canadian based insurance company with business principally in Canada, the United Kingdom, the United States and Ireland. In the United States, Canada Life sells individual and group insurance and annuity products.

We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands and Guam.

The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as amended, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under those Contracts and other products are, however, our general corporate obligations.


The Series Account is divided into 44 Sub-Accounts, 43 of which are currently available under your Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request.

Each Portfolio:

o holds its assets separatly from the assets of the other Portfolios,
o has its own distinct investment objectives and policies, and
o operates as a separate investment fund.


The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

The Alger American Fund--advised by Fred Alger Management, Inc. of New York, New York.

Alger American Balanced Portfolio-Class O Shares seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are determined by the investment manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Alger American Growth Portfolio-Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American MidCap Growth Portfolio-Class O Shares seeks long-term capital appreciation. It focuses on mid-sized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

AllianceBernstein Variable Products Series Fund, Inc.--advised by Alliance Capital Management, L.P., New York, New York.

AllianceBernstein VP Growth & Income Portfolio-Class A Shares seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. The Portfolio may also invest in fixed-income and convertible securities and in securities of foreign issuers.

AllianceBernstein VP Growth Portfolio-Class A Shares seeks to provide long-term growth of capital. Current income is only an incidental consideration. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may also invest up to 25% of its total assets in lower-rated fixed-income securities (commonly referred to as "junk bonds") and convertible bonds, and generally up to 15% of its total assets in foreign securities.

AllianceBernstein VP Real Estate Investment Portfolio-Class A Shares seeks a total return on its assets from long-term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry. The Portfolio invests primarily in equity securities of real estate investment trusts or "REITs" and other real estate industry companies that are believed to have strong property fundamentals and management teams.

AllianceBernstein VP Utility Income Portfolio-Class A Shares seeks current income and capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests primarily in income-producing securities. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.

American Century Variable Portfolios, Inc.--advised by American Century(R) Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund-Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth Fund-Original Class Shares seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for VP Income & Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies.

American Century VP International Fund-Original Class Shares seeks capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries.

American Century VP Value Fund-Original Class Shares seeks long-term capital growth. Income is a secondary objective. The fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust--advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with a market capitalization of under $2.5 billion and medium sized companies with a market value of $2.5 billion.

Delaware VIP Trust--advised by Delaware Management Company, Philadelphia, Pennsylvania.

Delaware VIP Small Cap Value Series- Standard Class seeks capital appreciation by investing primarily in stocks of companies whose market values appears low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.


Gartmore Variable Insurance Trust - advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by The Dreyfus Corporation of New York, New York.


Dreyfus GVIT Mid Cap Index Fund-Class II Shares seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.


Dreyfus Investment Portfolios - advised by The Dreyfus Corporation of New York, New York.


Dreyfus Investment Portfolios MidCap Stock Portfolio-Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depository receipts, including those issued in initial public offerings or shortly thereafter.

Dreyfus Variable Investment Fund Appreciation Portfolio-Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the portfolio invests in common stocks focusing on "blue-chip" companies with total market values of more than $5 billion at the time of purchase. Fayez Sarofim & Co. is the sub-advisor to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Growth and Income Portfolio-Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks, bonds and money market instruments of domestic and foreign issuers.

Dreyfus Variable Investment Fund Developing Leaders Portfolio-Initial Shares seeks to maximize capital appreciation. To pursue this goal, under normal circumstances the Portfolio invests primarily in small-cap companies which are companies with total market capitalizations of less than $2 billion at the time of purchase. The Portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the Portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities including those issued in initial public offerings.

Federated Insurance Series--advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.

Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies.

Federated Insurance Series--advised by Federated Global Investment Management Corp. of New York, New York.

Federated International Equity Fund II seeks to obtain a total return on its assets by investing primarily in equity securities of companies based outside the United States.

INVESCO Variable Investment Funds, Inc.--advised by INVESCO Funds Group, Denver, Colorado.

INVESCO VIF-High Yield Fund seeks a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. It normally invests at least 80% of its net assets in a diversified portfolio of high yield corporate bonds rated below investment grade or bonds deemed by INVESCO to be of comparable quality, commonly called "junk bonds," and preferred stock with below investment grade ratings or those deemed by INVESCO to be of comparable quality. These investments generally offer higher rates of return but are riskier than investments in securities of issuers with higher credit ratings. A portion of the Fund's assets may be invested in other securities such as corporate short-term notes, repurchase agreements, and money market funds. There are no limitations on the maturities held by the Fund, and the Fund's average maturity will vary as INVESCO responds to interest rates. INVESCO VIF-Technology Fund seeks capitalgrowth and normally invests 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technolgy. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets are not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.

J.P. Morgan Series Trust II--advised by J.P. Morgan Investment Management Inc. of New York, New York.

JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks. The Portfolio invests at least 80% of the value of its Assets in small U.S. companies whose market capitalizations are greater than $100 million and less than $3 billion, typically represented by the Russell 2000 Index. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Janus Aspen Series--advised by Janus Capital Management LLC of Denver, Colorado.


Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.


Janus Aspen Series Flexible Income Portfolio - Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. As a fundamental policy, the Portfolio will invest at least 80% of its assets in income-producing securities. The Portfolio will invest at least 65% of its assets in investment grade debt securities with a dollar-weighted maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets.

Janus Aspen Series Growth and Income Portfolio-Institutional Shares seeks to provide long-term capital growth and current income through investment of at least 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen Series Worldwide Growth Portfolio-Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may invest in fewer than five countries or even a single country.


Laudus Rosenberg VIT Value Long/Short Equity Fund--The Fund's investment adviser is Charles Schwab Investment Management, Inc. The Fund's subadvisor is AXA Rosenberg Investment Management L.L.C. Shares.

Laudus Rosenberg VIT Value Long/Short Equity Fund - Class Shares 1 and 2 seeks to increase the value of your investment in bull markets and in bear markets through strategies that are designed to limit exposure to general equity market risk. The Fund employs an investment objective of buying common stocks that it believes are undervalued and by "selling short" stocks that it believes are overvalued. The Fund's quantitative investment process is designed to maintain continuously approximately equal dollar amounts invested in long and short positions; The Fund seeks to have near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. The Fund invests in small and mid-capitalization stocks that are principally traded in the markets of the United States. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. By buying and selling short different stocks, the Fund attempts to limit the effect on its performance of, and the risk associated with, general U.S. stock market movements.



Oppenheimer Variable Account Funds--advised by OppenheimerFunds, Inc. of New York, New York.


Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

PBHG Insurance Series Fund--advised by Pilgrim Baxter & Associates, Ltd., of Wayne, Pennsylvania.

PBHG Large Cap Growth Portfolio (formerly the PBHG Insurance Series Large Cap Growth Portfolio) seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its total assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Portfolio's investment. The growth securities in the Portfolio are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential.

PIMCO Variable Insurance Trust--advised by Pacific Investment Management Company LLC of Newport Beach, California.

PIMCO VIT High Yield Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage-or asset-backed securities.


The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.


PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high- yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

SAFECO Resource Series Trust--advised by SAFECO Asset Management Company of Seattle, Washington.


SAFECO RST Core Equity Portfolio (formerly, SAFECO RST Equity Portfolio) has as its investment objective to seek long-term capital growth and reasonable current income. The Portfolio invests primarily in common stocks of large established companies that are proven performers.

SAFECO RST Small-Cap Value Portfolio (formerly, SAFECO RST Small Company Value Portfolio has as its investment objective to seek long-term growth of capital through investing mainly in small sized companies. The Portfolio invests primarily in equity securities and, to a much lesser extent, invests in equity-related securities.


Schwab Annuity Portfolios--advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market Portfolio seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.

Scudder Variable Series I--advised by Deutsche Investment Management (Americas), Inc. of New York, New York.

Scudder Variable Series I Capital Growth Portfolio - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies comprising the S&P 500 Index. In choosing stocks, the portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management and strong balance sheets.

Scudder   Variable  Series   II--advised  by  Deutsche   Investment   Management
(Americas), Inc. of New York, New York.

Scudder Variable Series II Small Cap Growth Portfolio-Class A Shares seeks maximum appreciation of investors' capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index.

The Scudder Investment VIT Funds are advised by Deutsche Asset Management (Americas), Inc. of New York, New York.

Scudder VIT EAFE(R) Equity Index Fund-Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International EAFE(R) Index. The EAFE Index emphasizes stocks of companies in major markets in Europe, Australasia, and the Far East and is a widely accepted benchmark of international stock performance.

Scudder VIT Small Cap Index Fund-Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance.

The Strong Variable Insurance Funds, Inc.--advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.

Strong Mid Cap Growth Fund II The Mid Cap Growth Fund II invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the Fund's managers believe have favorable prospects for growth of earnings and capital appreciation. The Fund defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell MidCap Index at the time of investment. The Fund can invest in futures and options transactions for hedging and risk management purposes. The Fund may invest up to 25% of its net assets in foreign securities and may utilize an active trading approach.

The Strong Opportunity Fund II, Inc.--advised by Strong Capital Management, Inc. of Milwaukee, Wisconsin.

Strong Opportunity Fund II-Investor Class (The Strong Opportunity Fund II invests, under normal conditions, in stocks of medium-capitalization companies that the Fund's managers believe are under-priced, yet have attractive growth prospects. The managers base the analysis on a company's "private market value"
- - the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The managers determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. The Fund may invest up to 25% of its net assets in foreign securities. The managers may sell a stock when its price no longer compares favorably with the company's private market value.

Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from Schwab Insurance Services. You may also visit www.schwab.com; www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers); or www.schwabannuity.com (for all other clients of investment managers).

The Portfolio prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments. Currently, Schwab must approve certain changes.

Great-West and Schwab reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.

Application and Initial Contributions
The first step to purchasing the Schwabsignature Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwabsignature Annuity has a cash value of at least $5,000.

Initial contributions made by check should be sent to GWL&A, P.O. Box 100904, Pasadena, California 91189-0904.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

Right of Cancellation Period
During the Right of Cancellation period (ten-days or longer where required by law), you may cancel your Contract. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Effective Date. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the Right of Cancellation period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. In those states, all Contributions will be processed as follows:

o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account.

o After the end of the Right of Cancellation period, the Annuity Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

Amounts contributed from a 1035 exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. Certain states will require that we return the greater of:

(a) Contributions received, or

(b)  the  Annuity   Account  Value  (less  any  surrenders,   withdrawals,   and
distributions already received) effective as of the Transaction Date the Contract is returned and received by us.

Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.

Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Administration Department at GWL&A if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. Eastern time. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. Eastern time on a day the New York Stock Exchange is open, will be credited the next business day.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.

Great-West reserves the right to modify the limitations set forth in this section.

Annuity Account Value
Before the date annuity payouts begin, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.

Each Sub-Account's value prior to the Payout Commencement Date is equal to:

o net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results, o minus the daily mortality and expense risk charge, and o minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.

The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

Transfers

At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, by email at annuities@schwab.com, by sending a Request to Schwab Insurance Services, or through the Internet at www.schwab.com.; for clients of investment managers who are Schwab Alliance customers at www.schwaballiance.com; and for all other clients of investment managers at www.schwabannuity.com.)


Your Request must specify:
o the amounts being Transferred,
o the Sub-Account(s) from which the Transfer is to be made, and
o the Sub-Account(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.

A Transfer generally will be effective on the date the Request for Transfer is received by Schwab Insurance Services if received before 4:00 p.m. Eastern time. Any transfer request received after 4:00 p.m. Eastern time becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.

Possible Restrictions
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.

For example, Transfer restrictions may be necessary to protect all Owners from the negative effect large and/or numerous Transfers can have on portfolio management. Moving significant amounts from one Sub-Account to another may prevent the underlying Portfolio from taking advantage of long-term investment opportunities because the Portfolio must maintain enough cash to cover the cancellation of accumulation units that results from a Transfer out of a Sub-Account. Moving large amounts of money may also cause a substantial increase in Portfolio transaction costs which must be indirectly borne by you.

As a result, we reserve the right to require that all Transfer requests be made by you and not by your designee and to require that each Transfer request be made by a separate communication to us. We also reserve the right to require that each Transfer request be submitted in writing and be signed by you. Transfers among the Sub-Accounts may also be subject to such terms and conditions as may be imposed by the Portfolios.

At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.

We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a transfer request being rejected or the pricing for that transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.

Automatic Custom Transfers

Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account to any other Sub-Account. These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market.

You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.
o You must:
        (1) specify the dollar amount to be Transferred,
        (2) designate the Sub-Account(s) to which the Transfer will be made, and
        (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.

-------------------------------------------------------------------------------
How dollar cost averaging works:


                           Units      Price
   Month   Contribution  Purchased  per unit
  -------- ------------ ---------- ---------
  Jan.          $250    10         $25.00
  -------- ------------ ---------- ---------
  Feb.         250      12           20.83
  -------- ------------ ---------- ---------
  Mar.         250      20           12.50
  -------- ------------ ---------- ---------
  Apr.         250      20           12.50
  -------- ------------ ---------- ---------
  May          250      15           16.67
  -------- ------------ ---------- ---------
  June         250      12           20.83
  -------- ------------ ---------- ---------
  Average market value per unit $18.06
  Investor's average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
-------------------------------------------------------------------------------

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time.

Rebalancer

Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the request. For example, if you request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.

--------------------------------------------------------------------------------
How Rebalancer works:

Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Stocks  - 60%
        Large Company - 30%
        Small Company - 15%
        International - 15%
Bonds - 30%
Cash - 10%


Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Stocks - 75%
        Large Company - 35%
        Small Company - 20%
        International - 20%
Bonds - 20%
Cash - 5%


Rebalancer automatically reallocates your Annuity Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.

--------------------------------------------------------------------------------

On the Transaction Date for the specified request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions: o Your entire Annuity Account Value must be included.
o You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
o You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals

You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the date annuity payouts begin by submitting a withdrawal Request to Schwab Insurance Services or via the Internet at www.schwab.com, at www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers), or at www.schwabannuity.com (for all other clients of investment managers); however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.

If you request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose option 2 (for Contract issued after May 1, 2004), will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you.

Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.


The following terms apply to withdrawals:
o Partial withdrawals or surrenders are not permitted after the date annuity payouts begin. o A partial withdrawal or a surrender will be effective upon the Transaction Date. Withdrawal requests must be in writing with your original signature. If your instructions are not clear, your request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.

Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.

Some states also require withholding for state income taxes. For details about withholding, please see "Federal Tax Matters" on Page 25.

Telephone and Internet Transactions
You may make Transfer requests by telephone, fax and/or by Internet. Transfer requests received before 4:00 p.m. Eastern time will be made on that day at that day's unit value. Those received after 4:00 p.m. Eastern time will be made on the next business day we and the New York Stock Exchange are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as: o requiring some form of personal identification prior to acting on instructions; o providing written confirmation of the transaction; and/or o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone; however partial withdrawal Requests in the amount of $25,000 or less may be requested by Internet. All Requests for full surrenders, periodic withdrawals and partial withdrawals in excess of $25,000 must be in writing.


Death Benefit

At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner, Annuitant and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see "Distribution of Death Benefit" on Page 21 of this Prospectus.


If you have selected Death Benefit option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax. For Contracts issued after May 1, 2004, if you have selected Death Benefit option 2, the amount of the Death Benefit will be the greater of:


o the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

o the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.


For Contracts issued prior to May 1, 2004, if you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:

o the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or

o the sum of Contributions applied to the Contract as of the date the request for payment is received, less partial withdrawals, periodic withdrawals and premium tax, if any.

The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. On Contracts issued after May 1, 2004, Option 2 provides for the return of Contributions (minus any Proportional Withdrawals you may have made from the Contract and minus any Premium Tax) in the event that amount is greater than the Annuity Account Value (minus any Premium Tax). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract issued after May 1, 2004, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Proportional Withdrawals you may have made from the Contract and minus any Premium Tax). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).


If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%. For Contracts issued before May 1, 2003, if you chose Death Benefit option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.70%.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

o payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.

You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant's death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant's death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.

A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
o such distributions begin not later than one year after the Owner's date of death.
If an election is not received by Great-West from a non-spouse Beneficiary and substantially equal installments begin no later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin. If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the date annuity payouts begin and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

--------------------------------------------------------------------------------
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
--------------------------------------------------------------------------------

Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.

Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

o Premium Tax, if applicable; and/or
o charges against your Annuity Account Value for our assumption of mortality and expense risks.

The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.

Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%. For Contracts issued prior to May 1, 2003, if you selected Death Benefit option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.70%.

The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Expenses of the Portfolios
The value of the assets in the Sub-Accounts reflects the value of Portfolio shares and therefore the fees and expenses paid by each Portfolio. A complete description of the fees, expenses, and deductions from the Portfolios is included in this Prospectus under the Fee Table on Page 7.

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we will deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

Payout Options
During the Distribution Period, you can choose to receive payouts in three ways--through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts.

Periodic Withdrawals
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:
o The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
o A minimum withdrawal amount of at least $100;
o The calendar day of the month on which withdrawals will be made; and
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:
o You may continue to exercise all contractual rights, except that no Contributions may be made.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o Charges and fees under the Contract continue to apply.

Periodic withdrawals will cease on the earlier of the date:
o The amount elected to be paid under the option selected has been reduced to zero.
o The Annuity Account Value is zero. o You request that withdrawals stop.
o You purchase an annuity payout option.
o The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2.

--------------------------------------------------------------------------------
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options: Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
--------------------------------------------------------------------------------

Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.

In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Investment Manager or Financial Advisor. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see "Cash Withdrawals" on Page 19.

Annuity Payouts
You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a payout start date, payouts will begin on the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.

The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

--------------------------------------------------------------------------------

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options: Variable life annuity with guaranteed period--This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15 or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner. Variable life annuity without guaranteed period--This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
--------------------------------------------------------------------------------

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the minimum rate allowed by law.

Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the

First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by
(b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity

Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions
Once payouts start under the annuity payout option you select:
o no changes can be made in the payout option;
o no additional Contributions will be accepted under the Contract; and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see "Federal Tax Matters" below for details.

Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased only on a non-tax qualified basis ("Non-Qualified Contract"). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.

--------------------------------------------------------------------------------
Because tax laws, rules and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
--------------------------------------------------------------------------------

Taxation of Annuities

Section 72 of the Code governs the taxation of annuities. An owner who is a "natural person" will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.


If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

This rule also does not apply where:

o The annuity Contract is acquired by the estate of a decedent.
o The Contract is a qualified funding asset for a structured settlement.
o The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceed the "investment in the Contract" at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract." The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Annuity Account Value exceeds the "investment in the Contract" will be taxed. Once the investment in the Contract has been fully recovered, the full amount of any additional annuity payouts is taxable.

Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: o Made on or after the date on which the Owner reaches age 59 1/2.
o Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows: o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above. o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death
In order to be treated as an annuity contract, the terms of the Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's spouse, the Contract may be continued in the name of the spouse as Owner.
o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.

Diversification of Investments
Section 817(h) of the Code requires that the investments of each Sub-Account of the Series Account be "adequately diversified" in accordance with certain Internal Revenue Service regulations. We believe that the Sub-Accounts will be adequately diversified.

Owner Control
In three Revenue Rulings issued between 1977 and 1982, the IRS held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxable on the income and gains produced by these investments. A holder of a Contract will not have any of the specific types of control that were described in these Rulings. However, because the current scope and application of these three Revenue Rulings is unclear, we reserve the right to modify the Contracts as may be required to maintain favorable tax treatment.

Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.

Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.


If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.

Assignments or Pledges

Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.


If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax adviser for further information.

Performance Data
From time to time, we may advertise yields and average annual total returns for the Sub-Accounts. In addition, we may advertise the effective yield of the Schwab Money Market Sub-Account. These figures will be based on historical information and are not intended to indicate future performance.

Money Market Yield
The yield of the Schwab Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. It is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a period of 52 weeks and is shown as a percentage of the investment.

The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Average Annual Total Return

The following table shows the average annual total return of the various Sub-Accounts available under the Contract. Although the Contracts are new, certain of the Sub-Accounts available under the Contracts were created by us in the past to fund our other insurance products and thus have been in existence for one or more years. For each of these Sub-Accounts, we calculate average annual total return from its inception date. We refer to average annual total return that is calculated from the inception date of a Sub-Account as "standardized performance."

In addition to standardized performance, we show "non-standardized performance." In the case of a Sub-Account that was in existence before we first began to offer the Contracts, non-standardized performance reflects average annual total return for periods prior to the Sub-Account's inception. This is possible in cases where the Portfolio in which the Sub-Account invests was created before the Sub-Account's inception date. Consequently, the Portfolio established a performance track record even before the Sub-Account was created.

In the case of a Sub-Account that was created at or about the same time we first offered the Contracts, there will be no standardized performance for us to show because the Sub-Account does not have a track record.

However, in those cases, we will show non-standardized performance if the Portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. When standardized performance becomes available for these Sub-Accounts, we will make that information available to you.

Both standardized performance and non-standardized performance reflect deductions for the highest level of charges under the Contract, including the 0.85% mortality and expense risk charge, which includes a 0.20% charge for Death Benefit Option 2.

In the table on the following page we show average annual total return for each Sub-Account for one-, three-, five- and ten-year periods (or since inception, if less than ten years) ended December 31, 2003. Average annual total return quotations represent the average annual compounded rate of return that would equate an initial investment of $1,000 to the redemption value of that investment (excluding Premium Taxes, if any) as of the last day of each of the periods for which total return quotations are provided.

For additional information regarding yields and total returns calculated using the standard methodologies briefly described herein, please refer to the Statement of Additional Information.


                                                                  Average Annual Total Return for a
                                                                       Contract as of 12/31/03
                                                              Assumes Hypothetical $1,000 Contribution*
                                                                          Performance Data

                                                                [2003 Data to be filed by amendment]

-------------------------------------------------------------------------------------------------
----------------------------------------- ------------------------------------------------------
                                                     Standardized Performance Data
                                                       Length of Investment Period
----------------------------------------- ------------------------------------------------------
----------------------------------------- ------------ ---------- ------------ -----------------
Sub-Account                                  1Year       5Year       Since      Inception Date
                                                                   Inception   of Sub-Account #
                                                                      of
                                                                  Sub-Account

----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Alger American Balanced Portfolio-Class
O Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Alger American Growth Portfolio-Class O
Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Alger American MidCap Growth
Portfolio-Class O Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
AllianceBernstein VP Growth & Income
Portfolio-Class A Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
AllianceBernstein VP Growth
Portfolio-Class A Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
AllianceBernstein VP Real Estate
Investment Portfolio-Class A Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
AllianceBernstein VP Utility Income
Portfolio-Class A Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
American Century VP Balanced
Fund-Original Class Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
American Century VP Income & Growth
Fund-Original Class Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
American Century VP International
Fund-Original Class Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
American Century VP Value Fund-Original
Class Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Baron Capital Asset Fund: Insurance
Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Delaware VIP Small Cap Value
Series-Standard Class
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Dreyfus GVIT MidCap Index Fund-Class II
Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Dreyfus Investment Portfolios MidCap
Stock Portfolio-Initial Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Dreyfus Variable Investment Fund
Appreciation Portfolio-Initial Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Dreyfus Variable Investment Fund Growth
and Income Portfolio-Initial Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Dreyfus Variable Investment Fund
Developing Leaders Portfolio-Initial
Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Federated Fund for U.S. Government
Securities II**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Federated International Equity Fund II**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
INVESCO VIF-High Yield Fund
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
INVESCO VIF- Technology Fund
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
JPMorgan Small Company Portfolio**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------

Janus Aspen Series Balanced Portfolio -
Institutional Shares
Janus Aspen Series Flexible Income
Portfolio-Institutional Shares

----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Janus Aspen Series Growth and Income
Portfolio-Institutional Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Janus Aspen Series Worldwide Growth
Portfolio-Institutional Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Laudus Rosenberg VIT Value Long/Short
Equity Fund-Class Shares 1 and 2
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Oppenheimer Global Securities Fund/VA
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
PBHG Large Cap Growth Portfolio
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
PIMCO VIT High Yield Portfolio**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
PIMCO VIT Low Duration Portfolio
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------

SAFECO RST Core Equity Portfolio**
(formerly, SAFECO RST Equity Portfolio)

----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------

SAFECO RST Small-Cap Value Portfolio
                      (formerly, SAFECO RST Small Company
                                Value Portfolio)

----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Schwab MarketTrack Growth Portfolio II**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Schwab S&P 500 Portfolio**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Scudder Variable Series I Capital
Growth Portfolio-Class A Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Scudder Variable Series II Small Cap
Growth Portfolio-Class A Shares
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Scudder VIT EAFE(R)Equity Index
Fund-Class A Shares**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Scudder VIT Small Cap Index Fund-Class
A Shares**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------
Strong MidCap Growth Fund II**
----------------------------------------- ------------ ---------- ------------ -----------------
----------------------------------------- ------------ ---------- ------------ -----------------

Strong Opportunity Fund II - Investor
Class  **

----------------------------------------- ------------ ---------- ------------ -----------------



---------------------------------------------------------------------
-------------------------------------------------------------------------------
                      Non-Standardized Performance Data
                         Length of Investment Period
-------------------------------------------------------------------------------
----------- ---------- --------- ---------- ----------------- -----------------
  1 Year     3 Years   5 Years   10 Years   Since Inception    Inception Date
                                             of Underlying     of Underlying
                                             Portfolio (if       Portfolio
                                              less than 10
                                                 years)
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  9/5/1989

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  1/9/1989

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 1/14/1991

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 9/15/1994

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  1/9/1997

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 5/10/1994

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 10/30/1997

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  5/1/1994

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 12/27/1993

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  5/2/1994

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  1/1/1991


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  3/27/94

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  5/8/1995
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 5/27/1994
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 5/21/1997
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 12/31/1994
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------

                                                                 9/13/1993




----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  5/1/1998

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 9/13/1993

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 11/12/1990
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 4/30/1997
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 4/30/1998
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------

                                                                  4/3/1987


----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------





----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 11/1/1996
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 11/1/1996
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 7/16/1985

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  5/2/1994

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                  8/22/1997

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 8/25/1997

----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------
                                                                 12/31/1996
----------- ---------- --------- ---------- ----------------- -----------------
----------- ---------- --------- ---------- ----------------- -----------------

                                                                  5/8/1992


----------- ---------- --------- ---------- ----------------- -----------------









# The SCHWABsignature ANNUITY contract has been offered since May 3, 2001.
*Each calculation assumes that the $1,000 initial contribution was allocated to only one Sub-Account and no transfers or subsequent contributions were made. The rate of return reflects all charges assessed against a Contract and the Sub-Account except for any premium taxes that may be payable. The charge reflected is the maximum M&E charge of 0.85% assessed under Death Benefit option
2. If you selected Death Benefit option 1, your M&E charge will be 0.65%, resulting in a higher return for the Sub-Account than that shown. If you chose Death Benefit option 2 for a Contract issued before May 1, 2003, your M&E charge would be 0.70%, resulting in a higher return for the Sub-Account than that shown. **Portfolio expenses in excess of defined amounts were reimbursed during one or more calendar years for these Portfolios. Without this expense reimbursement or waiver, any return percentages shown that include these calendar years would be lower.

Performance information and calculations for any Sub-Account are based only on the performance of a hypothetical Contract under which the Annuity Account Value is allocated to a Sub-Account during a particular time period. Performance information should be considered in light of the investment objectives and policies and characteristics of the Portfolios in which the Sub-Account invests and the market conditions during the given time period. It should not be considered as a representation of what may be achieved in the future.

Reports and promotional literature may also contain other information including:
o the ranking of or asset allocation/investment strategy of any Sub-Account derived from rankings of variable annuity separate accounts or their investment products tracked by Lipper Analytical Services, Inc., VARDS, Morningstar, Value Line, IBC/Donoghue's Money Fund Report, Financial
  Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and other rating services, companies, publications or other people who rank separate accounts or other investment products on overall performance or other criteria, and
o the effect of tax-deferred compounding on investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis. Other ranking services and indices may be used.

We may from time to time also advertise cumulative (non-annualized) total returns, yield and standard total returns for the Sub-Accounts. In addition, we may advertise performance based on accumulation unit values that reflect the lower Mortality and Expense Risk Charge associated with Death Benefit option 1.

We may also advertise performance figures for the Sub-Accounts based on the performance of a Portfolio prior to the time the Series Account commenced operations.

For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

Distribution of the Contracts
GWFS Equities, Inc. ("GWFS") is the principal underwriter and distributor of the Contracts. GWFS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8525 East Orchard Road, Greenwood Village, Colorado, 80111.

Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Contract Owners have no voting rights in Great-West.

Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
o To change the time or time of day that a valuation date is deemed to have ended.
o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.

Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions or prospects of Great-West. Legal Matters Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.

Experts
The consolidated balance sheets for Great-West Life & Annuity Insurance Company as of December 31, 2003 and 2002 and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years in the period ended December 31, 2003, as well as the financial statements of the Variable Annuity-1 Series Account for the years ended December 31, 2003 and 2002, included in the Statement of Additional Information, have been audited by Deloitte & Touche, LLP, independent auditors, as stated in their reports which are included in the Statement of Additional Information and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Available Information
You may request a free copy of the Statement of Additional Information. Please direct any oral, written or electronic request for such documents to:

Schwab Insurance Services
P. O. Box 7666
San Francisco, California  94120-7666
1-888-560-5938
Email:  annuities@schwab.com
Internet:
www.schwab.com
For clients of investment managers who are Schwab Alliance customers: www.schwaballiance.com
----------------------
For all other clients of investment managers:
www.schwabannuity.com
The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Contract and the Series Account.

You also can review and copy any materials filed with the SEC at its Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o general information;
o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;
o the calculation of annuity payouts;
o postponement of payouts;
o services;
o withholding; and
o calculation of performance data.

                                       11
                                   APPENDIX A
                         Condensed Financial Information
                      Selected Data for Accumulation Units
     Outstanding Through Each Period for the Periods Ended December 31, 2003


                      [2003 data to be filed by amendment]



---------------------------------------------- ----------- ------------ ----------------------
Portfolio (0.65)                               2002        2001
---------------------------------------------- ----------- ------------ ----------------------
---------------------------------------------- ----------- ------------ ----------------------
ALGER AMERICAN BALANCED
Value at beginning of period                      9.70        10.00
Value at end of period                            8.45        9.70
Number of accumulation units                     53,444      10,478
Outstanding at end of period
ALGER AMERICAN GROWTH
Value at beginning of period                      8.90        10.00
Value at end of period                            5.92        8.90
Number of accumulation units                    147,192      110,022
Outstanding at end of period
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
ALLIANCE VP GROWTH & INCOME
Value at beginning of period                      9.39        10.00
Value at end of period                            7.27        9.39
Number of accumulation units                    240,038      98,944
Outstanding at end of period
ALLIANCE VP GROWTH
Value at beginning of period                      8.58        10.00
Value at end of period                            6.13        8.58
Number of accumulation units                     8,011        3,673
Outstanding at end of period
ALLIANCEBERNSTEIN VP REAL ESTATE
INVESTMENT
Value at beginning of period                     11.05        10.00
Value at end of period                           11.27        11.05
Number of accumulation units                    218,785      48,102
Outstanding at end of period
ALLIANCEBERNSTEIN VP
UTILITY INCOME
Value at beginning of period                     10.00
Value at end of period                           10.68         N/A
Number of accumulation units                      360
Outstanding at end of period

AMERICAN CENTURY VP BALANCED FUND
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
AMERICAN CENTURY VP INCOME &
GROWTH
Value at beginning of period                      9.36        10.00
Value at end of period                            7.50        9.36
Number of accumulation units                     35,723       3,158
Outstanding at end of period

AMERICAN CENTURY VP
INTERNATIONAL
Value at beginning of period                      8.27        10.00
Value at end of period                            6.55        8.27
Number of accumulation units                    111,688      76,030
Outstanding at end of period
AMERICAN CENTURY VP VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
BARON CAPITAL ASSET FUND
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
BERGER IPT-LARGE CAP GROWTH
Value at beginning of period
Value at end of period                            8.38        10.00
Number of accumulation units                      5.53        8.38
Outstanding at end of period                     23,980      14,808
BERGER IPT- SMALL COMPANY
Growth
Value at beginning of period                      8.00        10.00
Value at end of period                            4.03        8.00
Number of accumulation units                    103,834      82,084
Outstanding at end of period
DELAWARE VIP SMALL CAP
VALUE SERIES
Value at beginning of period                     10.71        10.00
Value at end of period                           10.03        10.71
Number of accumulation units                    173,852      58,778
Outstanding at end of period
DREYFUS GVIT MIDCAP INDEX FUND
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
DREYFUS  INVESTMENT  PORTFOLIOS  MIDCAP STOCK
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
DREYFUS VARIABLE INVESTMENT
FUND APPRECIATION PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
DREYFUS VARIABLE INVESTMENT
FUND GROWTH & INCOME
Value at beginning of period
Value at end of period                            9.33        10.00
Number of accumulation units                      6.92        9.33
Outstanding at end of period                     49,093      10,283
DREYFUS VARIABLE INVESTMENT FUND SMALL CAP
Value at beginning of period
Value at end of period                            9.79        10.00
Number of accumulation units                      7.87        9.79
Outstanding at end of period                     99,056      46,287
FEDERATED FUND FOR U.S. GOVERNMENT
SECURITIES II
Value at beginning of period                     10.00
Value at end of period                           10.69         N/A
Number of accumulation units                    396,638
Outstanding at end of period
FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period                      7.86        10.00
Value at end of period                            6.03        7.86
Number of accumulation units                     14,363         2
Outstanding at end of period
INVESCO VIF-HIGH YIELD
Value at beginning of period                      8.34        10.00
Value at end of period                            8.20        8.34
Number of accumulation units                    155,933      60,110
Outstanding at end of period
INVESCO VIF-TECHNOLOGY
Value at beginning of period                      7.19        10.00
Value at end of period                            3.81        7.19
Number of accumulation units                     50,271      35,530
Outstanding at end of period
JPMORGAN SMALL COMPANY
Value at beginning of period                      9.79        10.00
Value at end of period                            7.62        9.79
Number of accumulation units                     75,297      73,404
Outstanding at end of period
JANUS ASPEN SERIES FLEXIBLE INCOME
Value at beginning of period                     10.41        10.00
Value at end of period                           11.43        10.41
Number of accumulation units                    466,619      229,005
Outstanding at end of period
JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period                      8.47        10.00
Value at end of period                            6.27        8.47
Number of accumulation units                    120,211      99,987
Outstanding at end of period
LAUDUS ROSENBERG VIT VALUE LONG/SHORT  EQUITY
FUND
Value at beginning of period
Value at end of period
Number of accumulation units
OUTSTANDING AT END OF PERIOD
OPPENHEIMER GLOBAL SECURITIES
Value at beginning of period
Value at end of period                            9.48        10.00
Number of accumulation units                      7.33        9.48
Outstanding at end of period                    101,358      28,571
PBHG INSURANCE SERIES LARGE CAP GROWTH
Value at beginning of period                      8.45        10.00
Value at end of period                            5.93        8.45
Number of accumulation units                     41,765      29,271
Outstanding at end of period
PIMCO VIT HIGH YIELD
Value at beginning of period                     10.00
Value at end of period                           10.85         N/A
Number of accumulation units                     18,423
Outstanding at end of period
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
SAFECO RST EQUITY
Value at beginning of period                      9.45        10.00
Value at end of period                            6.95        9.45
Number of accumulation units                     4,202         429
Outstanding at end of period
SAFECO RST SMALL COMPANY VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
Outstanding at end of period
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period                      9.47        10.00
Value at end of period                            7.95        9.47
Number of accumulation units                     89,844      64,405
Outstanding at end of period
SCHWAB MONEY MARKET
Value at beginning of period                     10.15        10.00
Value at end of period                           10.22        10.15
Number of accumulation units                   3,373,801    1,500,043
Outstanding at end of period
SCHWAB S&P 500
Value at beginning of period                      9.23        10.00
Value at end of period                            7.11        9.23
Number of accumulation units                    769,309      428,098
Outstanding at end of period
SCUDDER VARIABLE SERIES I
CAPITAL GROWTH
Value at beginning of period                      8.75        10.00
Value at end of period                            6.15        8.75
Number of accumulation units                     28,641      13,756
Outstanding at end of period
SCUDDER VARIABLE SERIES II
SMALL CAP GROWTH
Value at beginning of period                      8.57        10.00
Value at end of period                            5.67        8.57
Number of accumulation units                     16,037      12,369
Outstanding at end of period
SCUDDER VIT EAFE(R)EQUITY INDEX
Value at beginning of period                      8.21        10.00
Value at end of period                            6.40        8.21
Number of accumulation units                    147,774      24,035
Outstanding at end of period
SCUDDER VIT SMALL CAP INDEX
Value at beginning of period                     10.11        10.00
Value at end of period                            7.98        10.11
Number of accumulation units                     82,187      36,498
Outstanding at end of period
STRONG MID CAP GROWTH II
Value at beginning of period                      8.03        10.00
Value at end of period                            4.98        8.03
Number of accumulation units                     77,343      27,603
Outstanding at end of period
STRONG OPPORTUNITY II
Value at beginning of period                      9.50        10.00
Value at end of period                            6.91        9.50
Number of accumulation units                    167,207      113,694
Outstanding at end of period
---------------------------------------------- ----------- ------------ ----------------------


-------------------------------------------- ----------- ----------
Portfolio (0.70)                             2002        2001
-------------------------------------------- ----------- ----------
-------------------------------------------- ----------- ----------
ALGER AMERICAN BALANCED
Value at beginning of period                    9.70       10.00
Value at end of period                          8.45       9.70
Number of accumulation units                  169,538     44,719
outstanding at end of period
ALGER AMERICAN GROWTH
Value at beginning of period                    8.89       10.00
Value at end of period                          5.92       8.89
Number of accumulation units                  137,994     53,244
outstanding at end of period
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
ALLIANCE VP GROWTH & INCOME
Value at beginning of period                    9.38       10.00
Value at end of period                          7.26       9.38
Number of accumulation units                  215,640     74,454
outstanding at end of period
ALLIANCE VP GROWTH
Value at beginning of period                    8.58       10.00
Value at end of period                          6.12       8.58
Number of accumulation units                   33,931     11,322
outstanding at end of period
ALLIANCEBERNSTEIN VP REAL ESTATE
INVESTMENT
Value at beginning of period                   11.05       10.00
Value at end of period                         11.26       11.05
Number of accumulation units                  111,891     16,327
outstanding at end of period
ALLIANCEBERNSTEIN VP
UTILITY INCOME
Value at beginning of period                   10.00
Value at end of period                         10.68        N/A
Number of accumulation units                   5,853
outstanding at end of period

AMERICAN CENTURY VP BALANCED FUND
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
AMERICAN CENTURY VP INCOME &
GROWTH
Value at beginning of period                    9.36       10.00
Value at end of period                          7.49       9.36
Number of accumulation units                   46,045      5,696
outstanding at end of period

AMERICAN CENTURY VP
INTERNATIONAL
Value at beginning of period                    8.27       10.00
Value at end of period                          6.54       8.27
Number of accumulation units                   84,012     27,288
outstanding at end of period
AMERICAN CENTURY VP VALUE FUND
Value at beginning of period
Value at end of period
Number of accumulation units
OUTSTANDING AT END OF PERIOD
BARON CAPITAL ASSET FUND
Value at beginning of period
Value at end of period                          8.39       10.00
Number of accumulation units                    5.53       8.39
OUTSTANDING AT END OF PERIOD                   18,670      8.729
BERGER IPT-LARGE CAP GROWTH
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
BERGER IPT- SMALL COMPANY
GROWTH
Value at beginning of period                    8.00       10.00
Value at end of period                          4.03       8.00
Number of accumulation units                   83,507     52,671
outstanding at end of period
DELAWARE VIP SMALL CAP
VALUE SERIES
Value at beginning of period                   10.70       10.00
Value at end of period                         10.02       10.70
Number of accumulation units                  247,190     28,758
outstanding at end of period
DREYFUS GVIT MIDCAP INDEX FUND
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
DREYFUS INVESTMENT  PORTFOLIOS MIDCAP STOCK
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
DREYFUS VARIABLE INVESTMENT
FUND APPRECIATION PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
outstanding at end of period
DREYFUS VARIABLE INVESTMENT
FUND GROWTH & INCOME
Value at beginning of period
Value at end of period                          9.33       10.00
Number of accumulation units                    6.92       9.33
outstanding at end of period                   52,219     19,175
DREYFUS VARIABLE INVESTMENT FUND SMALL CAP
Value at beginning of period
Value at end of period                          9.77       10.00
Number of accumulation units                    7.85       9.77
outstanding at end of period                   91,862     33,176
FEDERATED U.S. GOVERNMENT
SECURITIES II
Value at beginning of period                   10.00
Value at end of period                         10.68        N/A
Number of accumulation units                  876,353
outstanding at end of period
FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period                    7.86       10.00
Value at end of period                          6.03       7.86
Number of accumulation units                   30,044      1,778
outstanding at end of period
INVESCO VIF-HIGH YIELD
Value at beginning of period                    8.36       10.00
Value at end of period                          8.19       8.36
Number of accumulation units                   61,147     35,883
outstanding at end of period
INVESCO VIF-TECHNOLOGY
Value at beginning of period                    7.19       10.00
Value at end of period                          3.79       7.19
Number of accumulation units                   17,597      8,092
outstanding at end of period
JPMORGAN SMALL COMPANY
Value at beginning of period                    9.79       10.00
Value at end of period                          7.62       9.79
Number of accumulation units                   93,967     64,994
outstanding at end of period
JANUS ASPEN SERIES FLEXIBLE INCOME
Value at beginning of period                   10.41       10.00
Value at end of period                         11.42       10.41
Number of accumulation units                  645,422     276,547
outstanding at end of period
JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period                    8.46       10.00
Value at end of period                          6.26       8.46
Number of accumulation units                  151,128     60,207
outstanding at end of period
LAUDUS   ROSENBERG  VIT  VALUE   LONG/SHORT
EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units
OUTSTANDING AT END OF PERIOD
OPPENHEIMER GLOBAL SECURITIES
Value at beginning of period                    9.48       10.00
Value at end of period                          7.33       9.48
Number of accumulation units                  250,415     31,709
outstanding at end of period
PBHG INSURANCE SERIES LARGE CAP GROWTH
Value at beginning of period                    8.45       10.00
Value at end of period                          5.93       8.45
Number of accumulation units                   99,735     21,508
outstanding at end of period
PIMCO VIT HIGH YIELD
Value at beginning of period                   10.00
Value at end of period                         10.85        N/A
Number of accumulation units                   8,425
outstanding at end of period
PIMCO VIT LOW DURATION PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
OUTSTANDING AT END OF PERIOD
SAFECO RST EQUITY
Value at beginning of period                    9.45       10.00
Value at end of period                          6.95       9.45
Number of accumulation units                   31,022      7,912
outstanding at end of period
SAFECO RST SMALL COMPANY VALUE PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units
OUTSTANDING AT END OF PERIOD
SCHWAB MARKETTRACK GROWTH II
Value at beginning of period                    9.46       10.00
Value at end of period                          7.95       9.46
Number of accumulation units                  166,245     36,799
outstanding at end of period
SCHWAB MONEY MARKET
Value at beginning of period                   10.15       10.00
Value at end of period                         10.21       10.15
Number of accumulation units                 3,429,753    776,903
outstanding at end of period
SCHWAB S&P 500
Value at beginning of period                    9.22       10.00
Value at end of period                          7.10       9.22
Number of accumulation units                  748,969     187,288
outstanding at end of period
SCUDDER VARIABLE SERIES I
CAPITAL GROWTH
Value at beginning of period                    8.74       10.00
Value at end of period                          6.15       8.74
Number of accumulation units                   30,590      7,975
outstanding at end of period
SCUDDER VARIABLE SERIES II
SMALL CAP GROWTH
Value at beginning of period                    8.57       10.00
Value at end of period                          5.66       8.57
Number of accumulation units                   33,680      6,754
outstanding at end of period
 SCUDDER VIT EAFE(R)EQUITY INDEX
Value at beginning of period                    8.21       10.00
Value at end of period                          6.39       8.21
Number of accumulation units                   38,390     19,182
outstanding at end of period
SCUDDER VIT SMALL CAP INDEX
Value at beginning of period                   10.11       10.00
Value at end of period                          7.97       10.11
Number of accumulation units                  100,826     41,813
outstanding at end of period
STRONG MID CAP GROWTH II
Value at beginning of period                    8.03       10.00
Value at end of period                          4.98       8.03
Number of accumulation units                  126,654     58,974
outstanding at end of period
STRONG OPPORTUNITY II
Value at beginning of period                    9.50       10.00
Value at end of period                          6.90       9.50
Number of accumulation units                  162,242     53,594
outstanding at end of period
-------------------------------------------- ----------- ----------





Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a)     is the net result of:

1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit option 1 or 0.70% if you have selected Death Benefit option 2 on Contracts issued before May 1, 2003 and 0.85% if you have selected Death Benefit option 2 on Contracts issued on May 1, 2003 or thereafter.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

                        VARIABLE ANNUITY-1 SERIES ACCOUNT



                            Flexible Premium Variable
                                Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION





         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2004, which is available without charge by contacting the Schwab Insurance Center, P.O. Box 7666, San Francisco, California 94120-7666, www.schwab.com or at 1-888-560-5938.

             The date of this Statement of Additional Information is
                                  May 1, 2004.

TABLE OF CONTENTS


                                                                   Page

GENERAL INFORMATION.................................................B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT.........................B-3
CALCULATION OF ANNUITY PAYMENTS.....................................B-3
POSTPONEMENT OF PAYMENTS............................................B-4
SERVICES............................................................B-4
         - Safekeeping of Series Account Assets.....................B-4
         - Experts..................................................B-4
         - Principal Underwriter....................................B-4
         - Administrative Services .................................B-4
WITHHOLDING.........................................................B-5
CALCULATION OF PERFORMANCE DATA.....................................B-5
FINANCIAL STATEMENTS................................................B-7

                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

         Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is owned 81.03% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

         The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

         Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A+. Fitch, Inc. has assigned the Company its second highest claims paying ability rating of AA+. Standard & Poor's Corporation has assigned the Company its second highest rating of AA for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest rating .

                         CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

         The Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit Value on the first Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

         The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

         With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.

                                    SERVICES

         A.       Safekeeping of Series Account Assets

         The assets of Variable Annuity-1 Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of GWL&A.

         B.       Experts

         The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, CO 80202.

         The consolidated financial statements of GWL&A as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 2003 and 2002 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         C.       Principal Underwriter

         The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS") (formerly BenefitsCorp Equities, Inc.), an affiliate of GWL&A. GWFS is a Delaware corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

         D.       Administrative Services

         Certain administrative services are provided by Schwab and by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between Schwab, GWFS and Great-West. Great-West has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

                                   WITHHOLDING

         Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

         Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Sub-Account

         The yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2003 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

         The effective yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2003 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

         For purposes of the yield and effective yield computations, the hypothetical charge reflects the highest level of all charges that are deducted from Annuity Account Value in proportion to the length of the base period, and for fees that vary with the size of the account, if any, the account size is assumed to be the Money Market Sub-Account's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Fund are excluded from the calculation of yield and effective yield.

B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)

         The standardized total return quotations for all Sub-Accounts, other than the Money Market Sub-Account, will be average annual total return quotations for the one-, five- and ten-year periods ended on December 31, 2003 (or the life of the Sub-Account, if shorter). The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

 Where:    P =      a hypothetical initial payment of $1,000.
           T =      average annual total return.
           N =      number of years.
           ERV =    ending redeemable value of a hypothteical $1,000
                    payment made at the beginning of the particular period at the end of the particular period (or fractional period therof).

         For purposes of the standardized average annual total return quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

         In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total returns for periods prior to the inception date of the Sub-Account. This is possible in cases where the underlying Portfolio in which the Sub-Account invests was created before the Sub-Accounts' inception date. Consequently, the underlying Portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Contract.

         The yield quotations for these Sub-Accounts will be based on a thirty-day (or one month) period ended on December 31, 2003, and will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                        YIELD = 2[(((a-b)/(cd)) +1)6 -1]

  Where:   a =  net  investment  income  earned  during  the  period  by  the
                corresponding   Portfolio
                attributable to shares owned by the Sub-Account.
           b =  expenses accrued for the period (net of reimbursements).
           c =  the average daily number of Accumulation Units outstanding during the period.
           d =  the maximum offering price per Accumulation Unit on the last day of the period.

         For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size.

                              FINANCIAL STATEMENTS

         The consolidated financial statements of GWL&A, incorporated by reference to the Registrant's Post Effective Amendment No. X filed on , File No. , Accession No. , should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)      Financial Statements

                  The consolidated financial statements of GWL&A as of December 31, 2003 and for each of the three years in the period ended December 31, 2003, as well as the financial statements of the Variable Annuity-1 Series Account for the years ended December 31, 2003, and 2002 to be filed by amendment.

         (b)      Exhibits

                  (1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant's initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

                  (2) Not applicable.


                  (3) Form of underwriting agreement is incorporated by reference to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

                  (4) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956). [Death Benefit Option 2 endorsement to be filed by amendment.]


                  (5) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).


                  (6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4 filed on October 30, 1996 (File Nos. 333-01153 and 811-07549).


                  (7) Not applicable.


                  (8) Participation agreements and amendments thereto with underlying funds are incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4, filed October 30, 1996 (File Nos. 333-01153 and 811-07549); Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 28, 1997 (File No. 333-01153); Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956); Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4, filed April 12, 2002 (File No. 333-01153); Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4, filed April 16, 2002 (File No. 333-52956); Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-4, filed April 18, 2003 (File No. 333-01153); and
                  Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).


                  (9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, File No. 333-52956.


                  (10) (a) Written Consent of legal counsel filed herewith as
                  Exhibit 10(a).

                  (b) Written Consent of independent auditors to be filed by amendment.


                  (11) Not Applicable.

                  (12) Not Applicable.

                  (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).



Item 25. Directors and Officers of the Depositor

                                                                          Position and Offices
Name                       Principal Business Address                     with Depositor

James Balog                2205 North Southwinds Boulevard, Apt. 307            Director
                           Vero Beach, Florida  32963

James W. Burns, O.C.                (7)                                         Director

Orest T. Dackow                     (3)                                         Director

Andre Desmarais                     (4)                                         Director

Paul Desmarais, Jr.                 (4)                                         Director

Robert Gratton                      (5)                                         Chairman

Kevin P. Kavanagh, C. M.            (1)                                         Director

William Mackness           696 Whitehaven Crescent                              Director
                           London, Ontario N6G 4V4

William T. McCallum                 (3)                                         Director, President and
                                                                                Chief Executive Officer

Jerry E.A. Nickerson       H.B. Nickerson & Sons Limited                        Director
                           P.O. Box 130
                           255 Commercial Street
                           North Sydney, Nova Scotia  B2A 3M2


David A.. Nield             330 University Ave.                                 Director
                            Toronto, Ontario M5G 1R8



Michel Plessis-Belair, F.C.A.       (4)                                         Director

Brian E. Walsh             QVan Capital, LLC                                    Director
                           1 Dock Street, 4th Floor
                           Stamford, Connecticut  06902

John A. Brown                       (3)                                         Senior Vice-President,
                                                                                Financial Services

S. Mark Corbett                     (3)                                         Senior Vice-President,
                                                                                Investments


Glen R. Derback                     (3)                                         Senior Vice-President
                                                                                and Controller

John R. Gabbert                     (2)                                         Senior Vice-President,
                                                                                Employee Benefits Chief
                                                                                Information Officer

Donna A. Goldin                     (2)                                         Senior Vice-President,
                                                                                Employee Benefits

Mitchell T.G. Graye                 (3)                                         Executive Vice-President,
Chief Financial Officer

Wayne Hoffmann                      (3)                                         Senior Vice-President,
                                                                                Investments

D. Craig Lennox                     (6)                                         Senior Vice-President,
                                                                                General Counsel and
                                                                                Secretary

James L. McCallen                   (3)                                         Senior Vice-President
                                                                                and Actuary

Graham R. McDonald                  (3)                                         Senior Vice-President,
                                                                                Corporate Finance and
                                                                                Investment Operations

Charles P. Nelson                   (3)                                         Senior Vice-President,
                                                                                Financial Services

Deborah L. Origer-Bauroth           (2)                                         Senior Vice-President
                                                                                Employee Benefits

Marty Rosenbaum                       (2)                                       Senior Vice-President,
                                                                                Employee Benefits

Richard F. Rivers                   (2)                                         Executive Vice-President
                                                                                Employee Benefits

Gregg E. Seller                     (3)                                         Senior Vice-President,
                                                                                Financial Services

Robert K. Shaw                      (3)                                         Senior Vice-President,
                                                                                Financial Services

Mark Stadler                        (3)                                         Senior Vice-President,
                                                                                Employee Benefits

Douglas J. Stefanson                (2)                                         Senior Vice-President,
                                                                                Healthcare Underwriting

George D. Webb                      (3)                                         Senior Vice-President,
                                                                                Financial Services

Douglas L. Wooden                   (3)                                         Executive Vice-President,
                                                                                Financial Services




(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
    Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

Item 26. Persons controlled by or under common control with the Depositor or Registrant

         To be filed by amendment.



Item 27. Number of Contractowners


         As of December 31, 2003, there were XX owners of non-qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. As of December 31, 2003, the number of owners of these other contracts was qualified contractowners and XX non-qualified contractowners.


Item 28. Indemnification

         Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

    Article 109 - INDEMNIFICATION

    Section 7-109-101.  Definitions.

             As used in this Article:

             (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

             (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold any similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

             (3) "Expenses" includes counsel fees.

             (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

             (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in
             Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

             (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

             (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

             Section 7-109-102.  Authority to indemnify directors.

             (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                      (a) The person conducted himself or herself in good faith;
                          and

                      (b) The person reasonably believed:

                              (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                              (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                      (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

             (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection
             (1) of this section.

             (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

             (4) A corporation may not indemnify a director under this section:

                      (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                      (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

             (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

    Section 7-109-103.  Mandatory Indemnification of Directors.

                      Unless limited by the articles of incorporation, a
             corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

    Section 7-109-104.  Advance of Expenses to Directors.

             (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                      (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                      (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                      (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

             (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

             (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

    Section 7-109-105.  Court-Ordered Indemnification of Directors.

             (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                      (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                      (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

    Section 7-109-106.  Determination and Authorization of Indemnification of
                        Directors.

             (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

             (2) The determinations required by under subsection (1) of this section shall be made:

                      (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                      (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

             (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                      (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                      (b) By the shareholders.

             (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

    Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries,
                        and Agents.

             (1) Unless otherwise provided in the articles of incorporation:

                      (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                      (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                      (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

    Section 7-109-108.  Insurance.

                      A corporation may purchase and maintain insurance on
             behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan, against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

    Section 7-109-109.  Limitation of Indemnification of Directors.

             (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

             (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

    Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                      If a corporation indemnifies or advances expenses to a
             director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.

                      The Company may, by resolution of the Board of Directors,
             indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                      Insofar as indemnification for liability arising under the
             Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriter

(a)          GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc).
             ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account, and COLI VUL-2 Series Account in addition to those of the Registrant.

(b)          Directors and Officers of GWFS:


       Name                       Principal Business Address      Position and Offices with Underwriter
Charles P. Nelson                             (1)                 Chairman and President
Robert K. Shaw                                (1)                 Director
David G. McLeod                               (1)                 Director
Gregg E. Seller                      18101 Von Karman Ave.        Director and Senior Vice President
                                           Suite 1460
                                        Irvine, CA 92715
Jason R. Cavalier                             (1)                 Vice President
Thomas M. Connolly                    300 Broadacres Drive        Vice President
                                      Bloomfield, NJ 07003
William S. Harmon                             (1)                 Vice President
Kent A. Morris                    500 North Central, Suite 220    Vice President
                                       Glendale, CA 91203
Michael P. Sole                  One North LaSalle, Suite 3200    Vice President
                                       Chicago, IL 60602
Glen R. Derback                               (1)                 Treasurer
Beverly A. Byrne                              (1)                 Secretary
Teresa L. Buckley                             (1)                 Compliance Officer

--------------------------------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111.


             (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                     Brokerage
Underwriter            Commissions               Redemption              Commissions        Compensation

Schwab                      -0-                     -0-                      -0-                -0-
GWFS                        -0-                     -0-                      -0-                -0-


Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111 and through AnnuityNet, Inc., 108-G South Street, Leesburg, Virginia 20175.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings and Representations

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


             (d) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 27th day of February, 2004.

                                      VARIABLE ANNUITY-1 SERIES ACCOUNT
                                      (Registrant)


                                      By: /S/ William T. McCallum
                                          William T. McCallum, President
                                          and Chief Executive Officer of
                                          Great-West Life & Annuity
                                          Insurance Company


                                      GREAT-WEST LIFE & ANNUITY
                                      INSURANCE COMPANY
                                      (Depositor)


                                      By:  /S/ William T. McCallum
                                           William T. McCallum, President
                                           and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                       Date


/S/ Robert Gratton*                                       February 27, 2004
Director and Chairman of the Board,
Robert Gratton


/S/ William T. McCallum                                   February 27, 2004
Director, President and Chief Executive
Officer, William T. McCallum


/S/Mitchell T.G. Graye                                    February 27, 2004
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye

Signature and Title                                       Date


/S/ James Balog*                                          February 27, 2004
Director, James Balog


/S/James W. Burns*                                        February 27, 2004
Director, James W. Burns


/S/Orest T. Dackow*                                       February 27, 2004
Director, Orest T. Dackow



Director, Andre Desmarais


/S/Paul Desmarais, Jr.*                                   February 27, 2004
Director, Paul Desmarais, Jr.


/S/Kevin P. Kavanagh*                                     February 27, 2004
Director, Kevin P. Kavanagh


/S/William Mackness*                                      February 27, 2004
Director, William Mackness


/S/Jerry E.A. Nickerson*                                  February 27, 2004
Director, Jerry E. A. Nickerson



Director, David A. Nield


/S/Michel Plessis-Belair*                                 February 27, 2004
Director, Michel Plessis-Belair


/S/Brian E. Walsh*                                        February 27, 2004
Director, Brian E. Walsh



*By:     /S/D.C. Lennox                                   February 27, 2004
         D. C. Lennox
Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 12, 2002.